DEBT AND CREDIT FACILITIES - Sale-Leaseback Transactions (Details) $ in Millions	1 Months Ended
Mar. 31, 2020 USD ($) property item
DEBT AND CREDIT FACILITIES
Number of properties sold | property	2
Proceeds from sale | $	$ 22.9
Number of lease renewal options | item	4
Lease renewal term	5 years